BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.

BNY MELLON APRECIATION FUND, INC.

BNY MELLON INVESTMENT FUNDS III

BNY Mellon High Yield Fund

BNY MELLON INVESTMENT FUNDS I

BNY Mellon Global Fixed Income Fund

BNY MELLON INVESTMENT FUNDS V, INC.

BNY Mellon Large Cap Equity Fund

BNY Mellon Large Cap Growth Fund

BNY MELLON INVESTMENT PORTFOLIOS

Core Value Portfolio

MicCap Stock Portfolio

Small Cap Stock Index Portfolio

Technology Growth Portfolio

BNY MELLON LARGE CAP SECURITIES FUND, INC.

BNY MELLON STOCK INDEX FUND, INC.

BNY MELLON STRATEGIC FUNDS, INC.

BNY Mellon Active MidCap Fund

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

BNY MELLON VARIABLE INVESTMENT FUND

Appreciation Portfolio

Government Money Market Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Opportunistic Small Cap Portfolio

Quality Bond Portfolio

DREYFUS LIQUID ASSETS, INC.

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).